OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for two of its series, Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund, for the quarter ended December 31, 2009. These series have March 31 fiscal year end.

Date of reporting period: December 31, 2009

Item 1 – Schedule of Investments

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.2%
AIRPORT 9.7%
Los Angeles, CA Arpt. RB, Ser. A, 5.25%, 05/15/2022	$2,000,000	$2,150,460
Sacramento Cnty., CA Arpt. RB, Ser. B, 5.75%, 07/01/2024	2,000,000	2,095,780
San Francisco, CA Arpt. RB, Ser. C-2:
5.00%, 05/01/2021	4,000,000	4,206,880
5.00%, 05/01/2025	3,500,000	3,605,035
San Francisco, CA City & Cnty. Commision Arpt. RRB, Ser. 37-C, 0.35%, 05/01/2029	3,000,000	3,000,000
Santa Barbara, CA Fin. Auth. RB, Arpt. Proj., 5.00%, 07/01/2039	6,685,000	6,654,316

		21,712,471

EDUCATION 1.4%
University of California Med. Ctr. RRB, Ser. D, 5.00%, 05/15/2026	3,000,000	3,112,140

GENERAL OBLIGATION – LOCAL 15.9%
Capistrano, CA Unified Sch. Dist. GO, Ser. C, 5.50%, 08/01/2022	1,215,000	1,289,941
Elk Grove, CA Unified Sch. Dist. Spl. Tax Refunding GO, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024, (Insd. by AMBAC)	1,500,000	1,590,660
Kaweah Delta, California Hlth. Care Dist. GO, Election of 2003 Proj., 5.25%, 08/01/2028	5,370,000	5,307,010
Kern, CA High Sch. Dist. GO, Election of 1990 Proj., Ser. C, 6.25%, 08/01/2012	1,200,000	1,368,864
Lodi, CA Unified Sch. Dist. GO, 5.00%, 08/01/2022	4,195,000	4,370,099
Natomas, CA Unified Sch. Dist. Refunding GO, 5.95%, 09/01/2021	1,000,000	1,137,710
Oakland, CA Univ. Sch. Dist. GO, Alameda Cnty. Election of 2006, Ser. A, 6.125%, 08/01/2029	4,000,000	4,205,360
Riverside, CA Cmnty. College Dist. GO, Ser. A, 5.50%, 08/01/2029	20,000	20,980
Rowland, CA Unified Sch. Dist. GO, Election of 2000 Proj., Ser. B, 5.25%, 08/01/2023	2,115,000	2,243,846
San Jose, CA GO, Parks and Public Safety Proj., 5.00%, 09/01/2021	3,830,000	4,055,664
San Jose, CA Unified Sch. Dist. GO, Ser. A:
5.00%, 08/01/2021	1,745,000	1,847,100
5.00%, 08/01/2022	2,680,000	2,837,128
Sanger, CA Unified Sch. Dist. Refunding GO, 5.60%, 08/01/2023	2,530,000	2,597,677
Santa Ana, CA Unified Sch. Dist. GO, 5.375%, 08/01/2019	1,065,000	1,129,198
Vallejo City, CA Unified Sch. Dist. GO, Ser. A, 5.90%, 02/01/2017	1,000,000	1,066,830
Westside, CA Unified Sch. Dist. Refunding GO, Ser. C, 6.00%, 08/01/2014	300,000	335,049

		35,403,116

GENERAL OBLIGATION – STATE 3.4%
California Pre-Refunded GO:
5.25%, 04/01/2034	1,000,000	1,167,980
Ser. A, 5.00%, 09/01/2021	6,010,000	6,364,109

		7,532,089

HOSPITAL 13.5%
California Hlth. Facs. Fin. RB:
Adventist Hlth. Svcs., Ser. A, 5.00%, 03/01/2033	3,000,000	2,756,820
Catholic Healthcare West, Ser. F, 5.00%, 07/01/2027	3,430,000	3,632,199
Kaiser Permanente, Ser. A, 5.25%, 04/01/2039	2,000,000	1,877,820
Providence Hlth. & Svcs., Ser. C, 6.50%, 10/01/2038	5,400,000	6,045,030
Stanford Hosp. & Clinics, Ser. A, 5.00%, 11/15/2023	2,000,000	2,021,620
California Hlth. Facs. Fin. RRB, Sutter Hlth., Ser. A, 5.25%, 08/15/2022	1,000,000	1,028,570
California Infrastructure EDRB, Kaiser Hosp. Assisted Living, Ser. A, 5.55%, 08/01/2031	3,500,000	3,508,820
California Statewide CDA RB:
Kaiser Permanente:
Ser. A, 5.00%, 04/01/2016	1,030,000	1,113,296
Ser. C, 5.25%, 08/01/2031	2,000,000	1,937,180
Valleycare Hlth. Sys., Ser. A, 5.00%, 07/15/2022	1,000,000	882,080
California Statewide CDA RRB, Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/2033	2,000,000	2,009,840
University of California RB, UCLA Med. Ctr., Ser. A, 5.25%, 05/15/2030	465,000	463,242
Upland, CA RRB, San Antonio Cmnty. Hosp., 5.00%, 01/01/2018	2,745,000	2,746,345

		30,022,862

1

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 7.0%
California Dept. of Veteran Affairs RB, Home Purchase Program, Ser. A, 5.35%, 12/01/2027	$2,000,000	$2,006,700
California Dept. of Veteran Affairs RRB, Home Purchase Program, Ser. A, 4.85%, 12/01/2022	2,300,000	2,156,871
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,330,000	1,331,609
California HFA RB, Home Mtge. Proj., Ser. F, 1.95%, 02/01/2038	4,000,000	4,000,000
California Hsg. Fin. Agcy. RB, Home Mtge., Ser. K, 5.60%, 08/01/2038	3,000,000	2,790,420
Los Angeles, CA MHRRB, Ser. A, 4.875%, 08/15/2027, (Insd. by FNMA)	1,200,000	1,212,492
Los Angeles, CA RB, Sonnenblick-Del Rio Dev., Inc., 6.00%, 11/01/2019	2,000,000	2,053,060

		15,551,152

INDUSTRIAL DEVELOPMENT REVENUE 6.2%
California Infrastructure & EDRB, David Gladstone Institute Proj., 5.25%, 10/01/2034	3,000,000	2,840,820
California Infrastructure & EDRRB:
Scripps Institute Proj., Ser. A, 5.00%, 07/01/2029	2,500,000	2,573,800
YMCA Metro. Los Angeles Proj., 5.25%, 02/01/2026	2,000,000	2,003,540
California PCRB, Keller Canyon Landfill Proj., 6.875%, 11/01/2027	5,000,000	5,003,450
Chula Vista, CA IDRB, San Diego Gas, 5.00%, 12/01/2027	1,500,000	1,420,050

		13,841,660

LEASE 4.9%
California Dev. Auth. COP, Crossroads Sch. for Arts & Sciences, 6.00%, 08/01/2028	1,670,000	1,566,878
San Bernardino Cnty., CA COP, Med. Ctr. Funding Proj., 5.00%, 08/01/2028	3,500,000	3,282,265
Torrance, CA COP, Pub. Impt. Proj.:
Ser. A, 5.00%, 06/01/2034	1,310,000	1,297,188
Ser. B, 5.25%, 06/01/2034	2,690,000	2,708,830
West Contra, CA Hlth. Care Dist. COP, 5.50%, 07/01/2029	2,000,000	2,038,240

		10,893,401

MISCELLANEOUS REVENUE 8.4%
Alameda Corridor Trans. Auth. RRB, CCAB, Ser. A, 0.00%, 10/01/2021 †	3,000,000	2,420,700
California Pub. Works Dept. Board Lease RB:
Butterfield Street, Ser. A, 5.25%, 06/01/2024	2,400,000	2,342,784
Dept. of Mental Hlth., Ser. A, 5.125%, 06/01/2029	2,000,000	1,870,340
California Statewide CDA RB, Propostition 1A, 5.00%, 06/15/2013	1,250,000	1,329,525
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Proposition 1A, 5.00%, 07/01/2020	4,000,000	4,479,680
Morongo Band of Mission Indians RB, Indians Enterprise Casino Proj., Ser. B, 6.50%, 03/01/2028	2,000,000	1,849,580
Santa Margarita, CA Dana Point Auth. RRB, Ser. B, 7.25%, 08/01/2013	2,000,000	2,304,840
Virgin Islands Pub. Fin. Auth. RB, Ser. A, 6.75%, 10/01/2037	2,000,000	2,098,880

		18,696,329

PORT AUTHORITY 2.8%
Long Beach, CA Harbor RB, Ser. A, 5.75%, 05/15/2013, (Insd. by MBIA)	400,000	409,196
Long Beach, CA Harbor RRB, Ser. A, 6.00%, 05/15/2011, (Insd. by FGIC)	450,000	475,524
Los Angeles, CA Harbor RB, 7.60%, 10/01/2018	105,000	128,208
Richmond, CA Joint Powers Fin. Auth. RB, Point Potrero Proj., Ser. A, 6.25%, 07/01/2024	5,000,000	5,239,950

		6,252,878

POWER 2.6%
California State Dept. of Water, RB Reserved Power Supply, Ser. A, 6.00%, 05/01/2014	2,125,000	2,363,765
Central Valley, CA Fin. Auth. RRB, Carson Ice Cogeneration Proj.:
5.00%, 07/01/2019	550,000	588,627
5.25%, 07/01/2020	500,000	542,440
Sacramento, CA Cogeneration Auth. RRB, Procter & Gamble Proj.:
5.00%, 07/01/2019	700,000	749,161
5.25%, 07/01/2020	700,000	759,416
5.25%, 07/01/2021	700,000	758,184

		5,761,593

PRE-REFUNDED 1.6%
Association of Bay Area Govt. Fin. Auth. RB, Schools of Sacred Heart, Ser. A:
6.15%, 06/01/2015	1,000,000	1,033,890
6.45%, 06/01/2030	2,300,000	2,380,822

2

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED continued
California State Dept. of Water Reserve RRB, Central Valley Proj., Ser. W, 5.125%, 12/01/2029	$45,000	$48,884
Northern California Pub. Power Agcy. RRB, Hydro Elec. Proj. No. 1, Ser. A, 7.50%, 07/01/2023	50,000	67,998

		3,531,594

RESOURCE RECOVERY 4.1%
California PCRRB, Solid Waste Disposal Mgmt., Inc. Proj., Ser. A, 5.00%, 01/01/2022	9,435,000	9,121,003

SPECIAL TAX 5.4%
La Quinta, CA Redev. Agcy. RB, Tax Proj., 5.00%, 09/01/2021	1,000,000	1,002,250
Long Beach, CA Fin. Auth. RRB, Hsg. & Gas Util. Funding, Ser. A-1, 5.00%, 08/01/2030	5,000,000	4,511,550
San Francisco, CA City & Cnty. Redev Fin. Auth., Tax Allocation Mission, Ser. D, 6.625%, 08/01/2039	1,000,000	1,030,590
Virgin Islands Pub. Fin. Auth. RRB, Ser. C, 5.00%, 10/01/2022	5,500,000	5,423,165

		11,967,555

TRANSPORTATION 6.9%
California Foothill/Eastern Trans. Corridor Agcy. RB, CCAB:
5.80%, 01/15/2020, (Insd. by MBIA) †	3,000,000	2,997,660
5.85%, 01/15/2023, (Insd. by MBIA) †	3,000,000	2,983,710
California Foothill/Eastern Trans. Corridor Agcy. RRB, 5.75%, 01/15/2040	7,345,000	6,533,304
Los Angeles, CA Metro. Trans. Auth. Sales Tax RRB, Ser. E, 5.00%, 07/01/2028	2,825,000	2,957,690

		15,472,364

UTILITY 2.8%
Northern California Gas Auth. No. 1 RB, Gas Proj., Ser. 2007B, FRN, 0.82%, 07/01/2019	2,000,000	1,617,500
Pasadena, CA Elec. RB, 5.00%, 06/01/2019, (Insd. by MBIA)	4,625,000	4,726,103

		6,343,603

WATER & SEWER 0.6%
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 5.00%, 12/01/2027, (Insd. by AMBAC)	1,250,000	1,269,225

Total Municipal Obligations (cost $214,635,529)		216,485,035

	Shares	Value

SHORT-TERM INVESTMENTS 2.0%
MUTUAL FUND SHARES 2.0%
Evergreen California Municipal Money Market Fund, Class I, 0.11% q ø (cost $4,391,842)	4,391,842	4,391,842

Total Investments (cost $219,027,371) 99.2%		220,876,877
Other Assets and Liabilities 0.8%		1,683,012

Net Assets 100.0%		$222,559,889

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CCAB	Convertible Capital Appreciation Bond
CDA	Community Development Authority
COP	Certificates of Participation
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GO	General Obligation
HFA	Housing Finance Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

3

EVERGREEN CALIFORNIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

The following table shows the percent of total investments by geographic location as of December 31, 2009:

California	94.6%
U.S. Virgin Islands	3.4%
Non-state specific	2.0%

100.0%

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $219,217,249. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,705,327 and $4,045,699, respectively, with a net unrealized appreciation of $1,659,628.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$216,485,035	$0	$216,485,035
Short-term investments	4,391,842	0	0	4,391,842

	$4,391,842	$216,485,035	$0	$220,876,877

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

December 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.6%
AIRPORT 3.2%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, 5.75%, 01/01/2012	$5,500,000	$5,765,265
Lehigh & Northampton, PA Arpt. Auth. RB, Ser. A, 6.00%, 05/15/2025	3,000,000	3,001,140
Philadelphia, PA IDA Arpt. RB, Philadelphia Arpt. Sys. Proj., Ser. A:
5.50%, 07/01/2016	1,630,000	1,675,803
5.50%, 07/01/2017	1,250,000	1,280,013

		11,722,221

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Henderson, NV Local Impt. Dist. RB, 5.25%, 09/01/2026 +	2,500,000	1,046,775

CONTINUING CARE RETIREMENT COMMUNITY 7.3%
Cumberland Cnty., PA Muni. Auth. RB, Diakon Lutheran Ministries Proj., 5.00%, 01/01/2036	9,000,000	7,072,830
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement:
Ser. A:
5.00%, 12/15/2014	1,130,000	1,155,832
5.00%, 12/15/2015	1,085,000	1,096,349
5.125%, 12/15/2020	2,150,000	1,896,128
Ser. B, 4.65%, 12/15/2029	4,625,000	4,559,741
Montgomery Cnty., PA IDA RRB, ACTS Retirement Cmnty., Ser. B:
5.00%, 11/15/2016	1,500,000	1,525,470
5.00%, 11/15/2017	2,360,000	2,370,762
5.00%, 11/15/2022	6,000,000	5,789,820
Pennsylvania EDRB, Dr. Gertrude A. Barber Ctr., 5.90%, 12/01/2030	1,000,000	985,770

		26,452,702

EDUCATION 22.8%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB, Chatham College, Ser. A, 5.375%, 09/01/2028	5,000,000	4,973,400
Bucks Cnty., PA IDA RB, Lane Charter Sch. Proj., Ser. A, 4.875%, 03/15/2027	1,700,000	1,481,499
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj., 5.25%, 12/01/2025 ‡	3,230,000	3,343,599
Chester Cnty., PA IDA RB, Avon Grove Charter Sch. Proj., Ser. A:
5.65%, 12/15/2017	880,000	820,204
6.25%, 12/15/2027	2,370,000	2,080,196
Cumberland Cnty., PA Muni. Auth. RB, Dickinson College, Ser. HH1, 5.00%, 11/01/2039	1,200,000	1,156,692
Delaware Cnty., PA College Auth. RB, Haverford College, 5.75%, 11/15/2025	1,000,000	1,046,120
Lancaster, PA Higher Ed. Auth. RB, Franklin & Marshall College Proj.:
5.00%, 04/15/2037	1,000,000	1,003,290
Ser. A, 5.25%, 04/15/2014	1,000,000	1,098,560
Latrobe, PA IDA RB, St. Vincent College Proj., 5.375%, 05/01/2024	3,500,000	3,501,575
Lehigh Cnty., PA Gen. Purpose Auth. RB, Cedar Crest College, 5.00%, 04/01/2021, (Insd. by Radian Group, Inc.)	2,335,000	2,307,143
Mars, PA Area Sch. Dist. GO, 5.00%, 06/01/2036, (Insd. by FSA)	7,475,000	7,623,902
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RRB, Arcadia Univ., 5.00%, 04/01/2027, (Insd. by Radian Group, Inc.)	5,210,000	4,899,588
Pennsylvania Higher Edl. Facs. Auth. RB, Widener Univ.:
5.00%, 07/15/2026	1,300,000	1,216,553
5.25%, 07/15/2024	2,000,000	2,001,160
5.40%, 07/15/2036	4,500,000	4,234,410
Pennsylvania Higher Edl. Facs. Auth. RRB:
Assn. of Independent Colleges & Univ., Ser. FF2, 5.00%, 12/15/2024	3,070,000	3,019,161
Lasalle Univ., Ser. A, 5.25%, 05/01/2027	5,250,000	5,333,842
Univ. of Pennsylvania, Ser. A, 5.00%, 09/01/2017	2,000,000	2,300,580
Univ. Properties Student Hsg., 5.00%, 08/01/2035, (Insd. by CIFG Svcs., Inc.)	1,750,000	1,486,188
Pennsylvania State Univ. RB, Ser. A, 5.00%, 03/01/2023, (Insd. by GO of Univ.)	3,000,000	3,349,380
Philadelphia, PA IDA RB:
American College of Physicians, 6.00%, 06/15/2030	5,500,000	5,690,245
First Philadelphia Charter, Ser. A:
5.30%, 08/15/2017	860,000	836,324
5.625%, 08/15/2025	3,540,000	3,235,348
Ser. A, 5.30%, 09/15/2027	5,150,000	4,480,603

1

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Wilkes-Barre, PA Fin. Auth. RRB, Wilkes Univ. Proj.:
5.00%, 03/01/2022	$3,315,000	$3,273,165
5.00%, 03/01/2027	2,600,000	2,464,878
5.00%, 03/01/2037	5,000,000	4,493,550

		82,751,155

ELECTRIC REVENUE 0.7%
Pennsylvania EDA Fin. Exempt Facs. RRB, Exelon Generation Co., Ser. A, 5.00%, 12/01/2042	2,500,000	2,647,200

GENERAL OBLIGATION – LOCAL 6.2%
Berks Cnty., PA Refunding GO:
5.00%, 11/15/2021	5,000,000	5,523,000
5.00%, 11/15/2022	5,000,000	5,490,750
Central Bucks Sch. Dist., PA Refunding GO, 5.00%, 05/15/2025, (Insd. by State Aid Withholding)	6,400,000	7,040,512
Downingtown Sch. Dist., PA Refunding GO, Ser. AA, 5.00%, 11/01/2018, (Insd. by State Aid Withholding)	4,000,000	4,590,160

		22,644,422

GENERAL OBLIGATION – STATE 3.2%
Pennsylvania GO, Second Refunding Series of 2009:
5.00%, 07/01/2018	5,000,000	5,772,150
5.00%, 07/01/2019	5,000,000	5,776,600

		11,548,750

HOSPITAL 17.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Ser. A, 5.00%, 09/01/2018	7,800,000	8,307,312
Allegheny Cnty., PA Hosp. Dev. Auth. RRB, Jefferson Regl. Med. Ctr., Ser. A, 5.00%, 05/01/2015	1,950,000	1,980,322
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj., 5.70%, 10/01/2014	1,805,000	1,979,038
Geisinger, PA Hlth. Sys. Auth. RB, Ser. A, 5.25%, 06/01/2039	3,000,000	3,060,180
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	2,500,000	2,893,475
Lycoming Cnty., PA Hlth. Sys. Auth. RRB, Susquehanna Hlth. Sys. Proj. A, 5.75%, 07/01/2039	7,000,000	6,806,450
Monroe Cnty., PA Hosp. Auth. RRB, Pocono Med. Ctr.:
5.00%, 01/01/2027	3,530,000	3,412,310
5.125%, 01/01/2037	1,415,000	1,312,724
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. Hosp. RB, Abington Mem. Hosp., Ser. A, 5.00%, 06/01/2022	10,000,000	10,046,300
Mount Lebanon, PA Hosp. Auth. RB, St. Clair Mem. Hosp., Ser. A, 5.50%, 07/01/2022	4,400,000	4,444,924
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.25%, 01/15/2017	4,000,000	4,160,000
Pennsylvania Higher Edl. Facs. Auth. RRB, Allegheny Delaware Valley Obl., Ser. B, 5.875%, 11/15/2021	3,550,000	3,231,210
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB, Jefferson Hlth. Sys., Ser. A, 5.125%, 05/15/2018	6,850,000	6,877,605
Washington Cnty., PA Hosp. Auth. RRB, Monongahela Valley Hosp. Proj.:
5.50%, 06/01/2017	2,385,000	2,455,930
6.25%, 06/01/2022	1,750,000	1,811,023

		62,778,803

HOUSING 1.3%
Pennsylvania Hsg. Fin. Agcy. SFHRB:
Ser. 106-B, 4.50%, 10/01/2024	2,000,000	2,004,380
Ser. 95-A, 4.875%, 10/01/2031	2,650,000	2,541,721

		4,546,101

INDUSTRIAL DEVELOPMENT REVENUE 7.9%
Allegheny Cnty., PA IDA RRB, Env. Impt., U.S. Steel Corp., 6.75%, 11/01/2024	5,000,000	5,082,650
Bradford Cnty., PA IDA Solid Waste Disposal RRB, Intl. Paper Co. Proj., Ser. A, 4.70%, 03/01/2019	9,000,000	8,187,030

2

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pennsylvania EDFA Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., Ser. A:
4.70%, 11/01/2021	$7,500,000	$7,738,275
7.00%, 11/01/2021	1,500,000	1,535,910
Schuylkill Cnty., PA IDRB, Pine Grove Landfill, Inc., FRN, 6.25%, 10/01/2019	6,000,000	6,037,200

		28,581,065

LEASE 2.7%
Dauphin Cnty., PA Gen. Auth. RB, Office & Parking-Riverfront Office Proj., 6.00%, 01/01/2025	4,000,000	3,264,960
Pennsylvania EDFA RB, 30th Street Station Garage Proj.:
5.00%, 06/01/2013, (Insd. by ACA)	2,900,000	3,001,964
5.80%, 06/01/2023, (Insd. by ACA)	3,515,000	3,488,954

		9,755,878

MISCELLANEOUS REVENUE 6.3%
Delaware Valley, PA Regl. Fin. Auth. RB:
Ser. A, 5.50%, 08/01/2028, (Insd. by AMBAC)	12,680,000	13,440,927
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	2,000,000	2,273,260
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.50%, 10/01/2030, (Insd. by ACA)	1,000,000	972,670
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj., Ser. A, 6.50%, 06/01/2025	2,560,000	1,959,040
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation, Ser. A:
5.50%, 04/15/2016	1,000,000	1,045,540
5.50%, 04/15/2022	500,000	511,205
Pittsburgh, PA Pub. Parking Auth. RRB, Ser. A, 5.00%, 12/01/2025, (Insd. by FGIC)	2,500,000	2,573,375

		22,776,017

PRE-REFUNDED 4.2%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Pittsburgh Mercy Hlth. Sys.:
5.625%, 08/15/2018, (Insd. by AMBAC)	2,000,000	2,108,220
5.625%, 08/15/2026, (Insd. by AMBAC)	4,210,000	4,355,077
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj., Ser. A, 6.30%, 12/15/2018	2,015,000	2,148,312
Bucks Cnty., PA IDA RB, Pennswood Vlg. Proj., Ser. A:
6.00%, 10/01/2027	1,000,000	1,143,820
6.00%, 10/01/2034	1,400,000	1,601,348
Pennsylvania Higher Edl. Facs. Auth. RB, Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	1,610,000	1,677,346
Pittsburgh, PA Water & Sewer Sys. RRB, 7.25%, 09/01/2014, (Insd. by FGIC)	580,000	666,739
South Central Pennsylvania Gen. Auth. RRB, Wellspan Hlth., ETM, 5.375%, 05/15/2028	1,620,000	1,734,631

		15,435,493

RESOURCE RECOVERY 2.7%
Pennsylvania EDFA Resource Recovery RRB, Colver Proj.:
Ser. F, 5.00%, 12/01/2015, (Insd. by AMBAC)	2,500,000	2,406,950
Ser. G, 5.125%, 12/01/2015	1,600,000	1,447,152
Pennsylvania EDFA RRB, Colver Proj., Ser. F, 4.625%, 12/01/2018	7,000,000	6,018,530

		9,872,632

SPECIAL TAX 1.6%
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien, Ser. A-1, 5.00%, 10/01/2039	2,000,000	1,776,880
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. B, 5.00%, 10/01/2025	4,000,000	3,918,600

		5,695,480

TRANSPORTATION 5.4%
Pennsylvania Turnpike Commission RB, Ser. A, 5.50%, 12/01/2031, (Insd. by AMBAC)	2,000,000	2,053,540
Pennsylvania Turnpike Commission RRB:
Ser. A, 5.25%, 07/15/2021, (Insd. by FSA)	3,545,000	4,025,773
Ser. C, 6.25%, 06/01/2038, (Insd. by Assured Guaranty Corp.)	12,000,000	13,552,440

		19,631,753

3

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 5.5%
Pennsylvania EDFA Water Facs. RB, Aqua Pennsylvania, Inc., Ser. A, 5.00%, 10/01/2039	$11,000,000	$10,914,970
Philadelphia, PA Water & Wastewater RB, 6.25%, 08/01/2012, (Insd. by MBIA)	4,000,000	4,440,080
University Area Joint Auth. of Pennsylvania Sewer RRB, 5.25%, 11/01/2014, (Insd. by MBIA)	4,355,000	4,800,473

		20,155,523

Total Municipal Obligations (cost $362,406,471)		358,041,970

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional Municipal Money Market Fund, Class I, 0.19% q ø (cost $3,629,427)	3,629,427	3,629,427

Total Investments (cost $366,035,898) 99.6%		361,671,397
Other Assets and Liabilities 0.4%		1,347,555

Net Assets 100.0%		$363,018,952

+	Security is deemed illiquid (unaudited).
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments by geographic location as of December 31, 2009:

Pennsylvania	95.9%
U.S. Virgin Islands	1.6%
South Carolina	0.9%
Florida	0.3%
Nevada	0.3%
Non-state specific	1.0%

100.0%

At December 31, 2009, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate:	Collateral for Floating-Rate Notes Outstanding

$1,615,000	4.31%	$3,343,599

On December 31, 2009, the aggregate cost of securities for federal income tax purposes was $366,154,521. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,491,752 and $12,974,876, respectively, with a net unrealized depreciation of $4,483,124.

4

EVERGREEN PENNSYLVANIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

December 31, 2009 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Schedule of Investments, and accounts for the Floating-Rate Notes as a liability in the Fund’s Statement of Assets and Liabilities. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of December 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Debt securities issued by states in the U.S. and its political subdivisions	$0	$358,041,970	$0	$358,041,970
Short-term investments	3,629,427	0	0	3,629,427

	$3,629,427	$358,041,970	$0	$361,671,397

5

Item 2 – Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn
Principal Executive Officer

Date: February 25, 2010

By:	/s/ Kasey Phillips
Kasey Phillips
Principal Financial Officer

Date: February 25, 2010